PROVISIONS - Schedule of Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other liabilities	R$ 1,774,675	R$ 4,179,036	R$ 3,140,853
Movements	(1,539,352)	589,123
Write-offs	(605,141)	(423,133)
Interest incurred	187,372	76,989
Effect of plan experience	1,014	(2,811)
Foreign currency exchange	R$ (448,254)	R$ 798,015
Nominal discount rate	17.90%	10.80%
Return of aircraft and engines
Disclosure of other provisions [line items]
Other liabilities	R$ 1,507,285	R$ 3,948,332	2,573,170
Movements	(2,134,403)	503,080
Write-offs	(39,818)	(77,086)
Interest incurred	181,428	151,153
Effect of plan experience	0	0
Foreign currency exchange	(448,254)	798,015
Tax, civil and other risks
Disclosure of other provisions [line items]
Other liabilities	257,176	222,479	557,773
Movements	594,898	85,889
Write-offs	(565,204)	(346,047)
Interest incurred	5,003	(75,136)
Effect of plan experience	0	0
Foreign currency exchange	0	0
Post -employment benefit
Disclosure of other provisions [line items]
Other liabilities	10,214	8,225	R$ 9,910
Movements	153	154
Write-offs	(119)	0
Interest incurred	941	972
Effect of plan experience	1,014	(2,811)
Foreign currency exchange	R$ 0	R$ 0